SEGMENT INFORMATION (Customers Who Accounted For Over 10% Of The Total Consolidated Revenues) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Revenue [Member]
Product Information [Line Items]
Customer A - Sales of manufactured products	17.10%	18.10%	17.20%	17.00%	19.50%